Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Options outstanding	23,025,382	12,273,640
Granted	13,317,662	14,690,130
Exercised	(2,433,761)	(1,441,795)
Forfeited	(5,734,226)	(2,386,363)
Expired	(47,874)	(110,230)
Ending Options outstanding	28,127,183	23,025,382	12,273,640
Nonvested options, Shares		17,524,327
Vested and exercisable, Shares		3,448,301
Beginning Weighted- Average Exercise Price Options outstanding	$ 0.74	$ 0.38
Weighted- Average Exercise Price Granted	0.98	0.96
Weighted- Average Exercise Price Exercised	0.61	0.18
Weighted- Average Exercise Price Forfeited	0.91	0.59
Weighted- Average Exercise Price Expired	0.90	0.94
Ending Weighted- Average Exercise Price Options outstanding	$ 0.83	0.74	$ 0.38
Nonvested options, Weighted- Average Exercise Price		0.88
Vested and exercisable, Weighted- Average Exercise Price		$ 0.37
Weighted- Average Remaining Contractual Term (years)		8 years 8 months 12 days	9 years 1 month 6 days
Nonvested options, Weighted- Average Remaining Contractual Term (years)		9 years 4 months 24 days
Vested and exercisable, Weighted- Average Remaining Contractual Term (years)		7 years 7 months 6 days
Aggregate Intrinsic Value	$ 5,548	$ 6,775
Aggregate Intrinsic Value		5,548	$ 6,775
Nonvested options, Aggregate Intrinsic Value		1,844
Vested and exercisable, Aggregate Intrinsic Value		$ 2,123